Deposits - Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
2014		$ 677,675
2015		217,110
2016		67,246
2017		72,868
2018		47,238
Thereafter		8,394
Total	$ 1,143,142	$ 1,090,531	$ 1,033,884